Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel:  202.739.3000
Fax:  202.739.3001
www.morganlewis.com



June 8, 2012

VIA EDGAR

US Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:         The Advisors' Inner Circle Fund (File Nos. 033-42484 and 811-06400):
            Post-Effective Amendment No. 192 Filing Pursuant to Rule 485(a)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, and the Investment Company Act of 1940, Post-Effective Amendment No. 192 ("PEA No. 192") to the Trust's Registration Statement on Form N-1A. The purpose of PEA No. 192 is to register four new series of the Trust: the Cornerstone Advisors Global Public Equity Fund, Cornerstone Advisors Income Opportunities Fund, Cornerstone Advisors Public Alternatives Fund and Cornerstone Advisors Real Assets Fund.

If you have any questions regarding PEA No. 192, please do not hesitate to contact me at (202) 739-5945.


Sincerely,

/s/: Abigail Bertumen
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Abigail Bertumen